Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2024
Contingent Consideration [Abstract]
Disclosure of the movement in Contingent Consideration [Table Text Block]
The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	589	356
Acquisitions[1]	—	169
Payment of Mponeng contingent consideration liability	(108)	—
Remeasurement of contingent consideration (a)	484	64
Balance at end of year	965	589
Current portion of contingent consideration[2]	115	—
Non-current portion of contingent consideration	850	589
[1] Initial recognition of the Eva Copper contingent consideration.
[2] Relates to Mponeng contingent consideration for the above-infrastructure ounces being mined.

(a)    The movement in 2024 includes R291 million due to the change in the Mponeng operation’s production profile, which is based on Mponeng’s life-of-mine plan. It also includes R193 million for the changes in assumptions applied in determining the Eva Copper contingent consideration. These changes relate to a decrease in the discount rate and higher forecasted copper price and inflation rate.